FRED ALGER MANAGEMENT, INC.

111 Fifth Avenue

New York, New York  10003

February 9, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Attention:  Michael Kosoff

Re:          The Alger Portfolios (File Nos.: 811-5550, 33-21722)

Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of The Alger Portfolios (the “Trust”), transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 34 under the Securities Act and Amendment No. 36 under the Investment Company Act of 1940, as amended (the “Amendment”) to the Fund’s Registration Statement on Form N-1A.

The Amendment is being filed to include summary prospectuses for each series of the Trust.

Should members of the staff of the Securities and Exchange Commission have any questions or comments regarding the Amendment, they should call the undersigned at 212.806.8833.

Very truly yours,

/s/ Lisa A. Moss, Esq.
Lisa A. Moss, Esq.

cc:           Hal Liebes, Esq.